Remeasurement items affecting operating profit (Tables)	12 Months Ended
Jun. 30, 2019
Remeasurement items affecting operating profit
Schedule of remeasurement items affecting operating profit

		2019	2018	2017
for the year ended 30 June	Note	Rm	Rm	Rm

Effect of remeasurement items for subsidiaries and joint operations
Impairment of		18 451	9 115	2 477
property, plant and equipment	17	14 161	7 623	415
assets under construction	18	4 272	1 492	1 942
goodwill and other intangible assets		11	—	120
other assets		7	—	—
Reversal of impairment of		(949)	(354)	(1 136)
property, plant and equipment	17	(650)	—	(272)
assets under construction	18	(299)	(14)	(849)
goodwill and other intangible assets		—	(56)	—
equity accounted investments		—	(269)	(15)
other assets		—	(15)	—
Fair value write down — assets held for sale		—	—	64
Loss/(profit) on	10	1 109	828	211
disposal of property, plant and equipment		(32)	(3)	(25)
disposal of goodwill and other intangible assets		—	11	4
disposal of other assets		—	(1)	—
disposal of businesses		(267)	(833)	(51)
scrapping of property, plant and equipment		556	454	183
disposal and scrapping of assets under construction		852	1 200	100
Write-off of unsuccessful exploration wells	18	34	312	—

Remeasurement items per income statement		18 645	9 901	1 616
Tax effect		(4 012)	(1 834)	(532)
Non-controlling interest effect		(5)	(9)	(7)

Total remeasurement items for subsidiaries and joint operations, net of tax		14 628	8 058	1 077
Effect of remeasurement items for equity accounted investments		15	11	14

Total remeasurement items for the group, net of tax		14 643	8 069	1 091

Schedule of main assumptions used for impairment calculations

		2019	2018	2017

Long-term average crude oil price (Brent) (nominal)*	US$/bbl	71,17	73,91	74,29
Long-term average gas price (Henry Hub), excluding margins (real)*	US$/mmbtu	3,44	3,49	3,69
Long-term average ethane price (nominal)*	US$c/gal	39,04	37,42	44,27
Long-term average ammonia price*	Rand/ton	4 258,54	5 807,46	6 392,85
Long-term average exchange rate*	Rand/US$	14,29	13,57	14,71

*

Assumptions are provided on a long-term average basis. Oil price, ammonia price and exchange rate assumptions are calculated based on a five year period, while the ethane price is based on a ten year period. The Henry Hub gas price is calculated until 2041, linked to the plant’s useful life.

		South Africa	United States of America	Europe	Canada
		%	%	%	%

Growth rate — long-term Producer Price Index	2019	5,50	2,00	2,00	2,00
Weighted average cost of capital*	2019	13,12	7,18	7,18 – 9,48	7,18
Discount rate — risk adjusted	2019	13,12	7,18	7,18 – 9,48	10,00
Growth rate — long-term Producer Price Index	2018	5,50	2,00	2,00	2,00
Weighted average cost of capital*	2018	12,71	7,56	7,68 – 9,35	7,68
Discount rate — risk adjusted	2018	12,71	7,56	7,68 – 9,35	10,00
Growth rate — long-term Producer Price Index	2017	5,50	2,00	2,00	2,00
Weighted average cost of capital*	2017	12,50	6,60	6,60 – 8,22	6,60
Discount rate — risk adjusted	2017	12,50	6,60	6,60 – 8,22	9,50 – 9,80

*	Calculated using spot market factors on 30 June.

Schedule of significant impairments and reversals

Significant impairment (reversals of impairment) of assets in 2019

		Property, plant and equipment	Assets under con- struction	Goodwill and other intangible assets	Other	Total
	Business	2019	2019	2019	2019	2019
Cash-generating unit (CGU)	segmentation	Rm	Rm	Rm	Rm	Rm

Tetramerization value chain (LCCP)	Performance Chemicals	3 929	3 474	—	—	7 403
Ethylene Oxide/Ethylene Glycol value chain (LCCP)	Performance Chemicals	4 662	798	—	—	5 460
Ammonia value chain	Base Chemicals	3 347	—	—	—	3 347
Sasol Canada — Shale gas assets	Exploration and Production International	1 947	—	—	—	1 947
Chlor Vinyls value chain	Base Chemicals	(650)	(299)	—	—	(949)
High Purity Alumina assets	Performance Chemicals	205	—	—	—	205
Sasol Wilmar Alcohol Industries	Performance Chemicals	65	—	11	7	83
Other	Various	6	—	—	—	6

		13 511	3 973	11	7	17 502